Federated Complex Funds

Supplement to Prospectuses

Please be advised that effective January 1, 1998, the below-listed funds will no longer issue share certificates. Accordingly, please delete the section entitled "Certificates and Confirmations" from your prospectus and replace it with the following:

"Account Activity
Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates."



Federated Complex Funds

Automated Government Cash Reserves
Federated Intermediate Income Fund
Automated Treasury Cash Reserves
Federated Intermediated Municipal Trust
Federated International Equity Fund
Federated Adjustable Rate U.S. Government Fund, Inc.
Federated International Equity Fund II
Federated International Growth Fund
Federated American Leaders Fund II
Federated International High Income Fund
Federated American Leaders Fund, Inc.
Federated International Income Fund
Federated Asia Pacific Growth Fund
Federated International Small Company Fund
Federated Bond Index Fund
Federated Latin American Growth Fund
Federated Emerging Markets Fund
Federated Limited Term Fund
Federated Equity Income Fund II
Federated Limited Term Municipal Fund
Federated Equity Income Fund, Inc.
Federated Managed Aggresive Growth Fund
Federated European Growth Fund
Federated Managed Growth and Income Fund
Federated Fund for U.S. Government Securities II
Federated Managed Growth Fund
Federated Fund for U.S. Government Securities, Inc.
Federated Managed Income Fund
Federated GNMA Trust
Federated Master Trust
Federated Government Income Securities, Inc.
Federated Municipal Securities Fund, Inc.
Federated Growth Strategies Fund II
Federated Pennsylvania Intermediate Municipal Trust
Federated High Income Bond Fund II
Federated High Income Bond Fund, Inc.
Federated Prime Money Fund II
Federated High Yield Trust
Federated Short-Term Income Trust
Federated Income Trust
Federated Short-Term Municipal Trust
Federated Short-Term U.S. Government Trust
Federated Strategic Income Fund
Federated Tax-Free Trust
Municipal Cash Series
Federated U.S. Government Securities Fund: 1-3 Years
Municipal Cash Series II
Municipal Obligations Fund
Federated U.S. Government Securities Fund: 2-5 Years
Prime Cash Obligations Fund
Prime Cash Series
Federated U.S. Government Securities Fund: 5-10 Years
Prime Value Obligations Fund
Tax-Free Instruments Trust
Federated Utility Fund II
Treasury Cash Series
Federated Utility Fund, Inc.
Treasury Cash Series II
Federated World Utility Fund
Government Cash Series
Trust for Govenrment Cash Reserves
Liberty U.S. Government Money Market Trust
Trust for Short-Term U.S. Government Securities
Liquid Cash Trust
Money Market Management, Inc.
U.S. Treasury Cash Reserves
                                                                 January 1, 1998





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